Associates and Joint Ventures - Detail Purchase and Other Commitments Associates and Joint Ventures (Details) € in Millions	Dec. 31, 2024 EUR (€)
Unsere Grüne Glasfaser (UGG)
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	€ 1,425
Unsere Grüne Glasfaser (UGG) | Less than 1 year
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	431
Unsere Grüne Glasfaser (UGG) | 1 to 3 years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	305
Unsere Grüne Glasfaser (UGG) | 3 to 5 years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	275
Unsere Grüne Glasfaser (UGG) | More than five years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	414
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	871
Opal Jvco Limited (nexfibre) | Less than 1 year
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	678
Opal Jvco Limited (nexfibre) | 1 to 3 years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	122
Opal Jvco Limited (nexfibre) | 3 to 5 years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	67
Opal Jvco Limited (nexfibre) | More than five years
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	€ 4